Related party transactions (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Outstanding balances for related party transactions [abstract]
Short-term employee benefits	€ 2,832	€ 2,302	€ 2,394
Post-employment benefits	93	93	85
Total	€ 2,925	€ 2,395	€ 2,479
Warrants granted	0	0	0
Warrants outstanding	4,545	108,905	359,266